AB InBev companies (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Schedule of Name and Registered Office of Fully Consolidated Companies
LIST OF MOST IMPORTANT FULLY CONSOLIDATED COMPANIES

Name and registered office of fully consolidated companies	% of economic interest as at 31 December 2020
ARGENTINA
CERVECERIA Y MALTERIA QUILMES SAICA y G - Charcas 5160 - C1425BOF - Buenos Aires	61.67%
BELGIUM
AB INBEV N.V. – Grand Place 1 - 1000 – Brussel	Consolidating
BRASSERIE DE L’ABBAYE DE LEFFE S.A. - Place de l’Abbaye 1 - 5500 – Dinant	98.54%
BROUWERIJ VAN HOEGAARDEN N.V. - Stoopkensstraat 46 - 3320 – Hoegaarden	100.00%
COBREW N.V. - Brouwerijplein 1 - 3000 – Leuven	100.00%
INBEV BELGIUM BV/SRL - Industrielaan 21 - 1070 – Brussel	100.00%
BOTSWANA
KGALAGADI BREWERIES (Pty) Ltd - Plot 20768, Broadhurst industrial estate - Gaborone¹	31.00%
BOLIVIA
CERVECERIA BOLIVIANA NACIONAL S.A. - Av. Montes 400 and Chuquisaca No. 121, Zona Challapampa - La Paz	52.76%
BRAZIL
AMBEV S.A. - Rua Dr Renato Paes de Barros, 1017, 3° andar, Itaim Bibi - CEP 04530-001 - São Paulo	61.83%
CANADA
LABATT BREWING COMPANY LIMITED - 207 Queen’s Quay West, Suite 299 - M5J 1A7 – Toronto	61.83%
CHILE
CERVECERIA CHILE S.A. - Av. Presidente Eduardo Frei Montalva 9600 - 8700000 – Quilicura	61.83%
CHINA
ANHEUSER-BUSCH INBEV (CHINA) SALES CO LTD. - Shangshou, Qin Duan Kou, Hanyang Area - 430051 - Wuhan City, Hubei Province	87.22%
ANHEUSER-BUSCH INBEV (WUHAN) BREWERY CO. LTD. - Shangshou, Qin Duan Kou, Hanyang Area - 430051 - Wuhan City, Hubei Province	84.66%
ANHEUSER-BUSCH INBEV (FOSHAN) BREWERY CO. LTD. - 1 Budweiser Avenue, Southwest St., Sanshui District - 528132 - Foshan City, Guangdong	87.22%
ANHEUSER-BUSCH INBEV HARBIN BREWERY CO. LTD. - 9 HaPi Road Pingfang District - 150066 - Harbin City, Heilongijang Province	87.22%
ANHEUSER-BUSCH INBEV (TANGSHAN) BREWERY CO. LTD. - 18, Yingbin Road - 063300 - Tangshan City, Hebei Province	87.22%
ANHEUSER-BUSCH INBEV SEDRIN BREWERY CO. LTD. - 660 Gong Ye Road, Hanjiang District - 351111 - Putian City, Fujian Province	87.22%
ANHEUSER-BUSCH INBEV SEDRIN (ZHANGZHOU) BREWERY CO. LTD. - Lantian Economic District - 363005 - Zhangzhou City, Fujian Province	87.22%
ANHEUSER-BUSCH INBEV (TAIZHOU) BREWERY CO. LTD. - 159 Qi Xia East Road, Chengguan Town, Tiantai County - 317200 - Taizhou Cithy, Zhejiang Province	87.22%
ANHEUSER-BUSCH INBEV SEDRIN (NANCHANG) BREWERY CO. LTD - 1188 Jinsha Avenue, Economic District - Nanchang City, Jiangxi Province	87.22%
SIPING GINSBER DRAFT BEER CO. LTD. - Xianmaquan, Tiedong Area - Siping City, Jilin Province	87.22%

1	The group’s shares entitle the holder to twice the voting rights.

Name and registered office of fully consolidated companies	% of economic interest as at 31 December 2020
ANHEUSER-BUSCH INBEV (NANTONG) BREWERY CO. LTD. – 666 Zhaoxia Road – Nantong City, Jiangsu Province	87.22%
ANHEUSER-BUSCH INBEV (SICHUAN) BREWERY CO. LTD. – No. 1, AB InBev Avenue, Cheng Nan Industry Park, Economic Development Area – 641300 – Ziyang City, Sichuan Province	87.22%
ANHEUSER-BUSCH INBEV (HENAN) BREWERY CO. LTD. – No. 1 Budweiser Avenue, Industry Park, Tangzhuang Town – 453100 – Weihui City, Henan Province	87.22%
INBEV JINLONGQUAN (HUBEI) BREWERY CO. LTD. – 89 Jin Long Quan Avenue – Jingmen City, Hubei Province	52.33%
ANHEUSER-BUSCH INBEV (SUQIAN) BREWERY CO. LTD. – No 1 Qujiang Road, Suyu Industry Park – Suqian City, Jiangsu Province	87.22%
COLOMBIA
ZX VENTURES COLOMBIA S.A.S. – Carrera 53 A, No 127 – 35 – 110221 – Bogota	100.00%
BAVARIA & CIA S.C.A. – Carrera 53 A, No 127 – 35 – 110221 – Bogota	99.14%
KOPPS COMERCIAL S.A.S – Carrera 53 A, No 127 – 35 – 110221 – Bogota	100.00%
CZECH REPUBLIC
PIVOVAR SAMSON A.S. – V parku 2326/18, Chodov, 148 00 Praha 4	100.00%
DOMINICAN REPUBLIC
CERVECERIA NACIONAL DOMINICANA S.A. – Autopista 30 de Mayo Km 61/2, Distrito Nacional – A.P. 1086 – Santo Domingo 1	52.55%
ECUADOR
CERVECERÍA NACIONAL (CN) SA – Via a daule km 16,5 y calle cobre s/n – Guayaquil, Guayas	95.58%
EL SALVADOR
INDUSTRIAS LA CONSTANCIA, SA DE CV – 526 Av. Independencia, San Salvador	100.00%
FRANCE
AB INBEV FRANCE S.A.S. – Immeuble Crystal, 38, Place Vauban – C.P. 59110 – La Madeleine	100.00%
GERMANY
BRAUEREI BECK GmbH & CO. KG – Am Deich 18/19 – 28199 – Bremen	100.00%
BRAUEREI DIEBELS GmbH & CO.KG – Brauerei-Diebels-Strasse 1 – 47661 – Issum	100.00%
HAAKE-BECK AG – Am Deich 18/19 – 28199 – Bremen	99.96%
HASSERÖDER BRAUEREI GmbH – Auerhahnring 1 – 38855 – Wernigerode	100.00%
ANHEUSER-BUSCH INBEV GERMANY HOLDING GmbH – Am Deich 18/19 – 28199 – Bremen	100.00%
SPATEN – FRANZISKANER – BRÄU GmbH – Marsstrasse 46 + 48 – 80335 – München	100.00%
ANHEUSER-BUSCH INBEV Deutschland GmbH & Co KG – Am Deich 18/19 – 28199 – Bremen	100.00%
LOEWENBRAEU AG – Nymphenburger Str. 7 – 80335 – München	100.00%
GHANA
ACCRA BREWERY LTD – Farra Avenue 20 1st Floor, Pkf Building, P.O. Box Gp1219 – Accra	60.00%
GRAND DUCHY OF LUXEMBOURG
BRASSERIE DE LUXEMBOURG MOUSEL – DIEKIRCH – 1, Rue de la Brasserie – L-9214 – Diekirch	95.82%
HONDURAS
CERVECERÍA HONDUREÑA, SA DE CV – Blvd. Del Norte, Carretera Salida a Puerto Cortes – San Pedro Sula, Cortes	99.60%
HONG KONG
BUDWEISER BREWING CO APAC LTD – Flat Room 1823 18F Soundwill Plaza II-Middle Town Hong Kong (SAR)	87.22%
INDIA
CROWN BEERS INDIA LIMITED – 510/511 Minerva house, Sarojini devi road, Secunderabad	87.22%

1	85% owned by Ambev S.A.

Name and registered office of fully consolidated companies	% of economic interest as at 31 December 2020
ANHEUSER BUSCH INBEV INDIA LIMITED. – Unit No.301-302, Dynasty Business Park, 3rd Floor – Andheri – Kurla Road, Andheri (East) – 400059 – Mumbai, Maharashtra	86.97%
ITALY
ANHEUSER BUSCH INBEV ITALIA SPA – Piazza Buffoni 3, 21013 Gallarate	100.00%
MEXICO
CERVECERIA MODELO DE MEXICO S. DE R.L. DE C.V – Cerrada de Palomas 22, Piso 6, Reforma Social – C.P. 11650 – Mexico City, CD MX	100.00%
MOZAMBIQUE
CERVEJAS DE MOÇAMBIQUE SA – Rua do Jardim 1329 – Maputo	51.47%
THE NETHERLANDS
INBEV NEDERLAND N.V. – Ceresstraat 1 – 4811 CA – Breda	100.00%
INTERBREW INTERNATIONAL B.V. – Ceresstraat 1 – 4811 CA – Breda	100.00%
AB INBEV AFRICA B.V – Ceresstraat 1, 4811 CA – Breda	62.00%
AB INBEV BOTSWANA B.V. – Ceresstraat 1, 4811 CA – Breda	62.00%
NIGERIA
INTERNATIONAL BREWERIES PLC – 22/36 Glover Road, Lagos, Ikoyi, Nigeria 1	43.65%
PANAMA
CERVECERÍA NACIONAL S de RL – Ave. Ricardo J. Alfaro, Corregimiento de Betania, Distrito de Panamá,	61.84%
PARAGUAY
CERVECERIA PARAGUAYA S.A. – Ruta Villeta km 30 N 3045 – 2660 – Ypané	54.01%
PERU
COMPANIA CERVECERA AMBEV PERU S.A.C. – Av. Los Laureles Mza. A Lt. 4 del Centro Poblado Menor Santa Maria de Huachipa – Lurigancho (Chosica) – Lima 15	97.22%
UNIÓN DE CERVECERÍAS PERUANAS BACKUS Y JOHNSTON SAA – 3986 Av. Nicolas Ayllon, Ate, Lima 3	93.78%
SOUTH AFRICA
SABSA HOLDINGS LTD PUBLIC LIMITED COMPANY – 65 Park Lane, Sandown – 2001 – Johannesburg	100.00%
THE SOUTH AFRICAN BREWERIES (PTY) LTD LIMITED BY SHARES – 65 Park Lane, Sandown – 2146 – Johannesburg	96.48%
SOUTH KOREA
ORIENTAL BREWERY CO., LTD – 8F, ASEM Tower, 517, Yeongdong-daero, Gangnam-gu, Seoul, 06164, S. Korea	87.22%
SWITZERLAND
ANHEUSER-BUSCH INBEV PROCUREMENT GMBH GESELLSCHAFT MIT BESCHRÄNKTER HAFTUNG (GMBH) – Suurstoffi 22 – 6343 – Rotkreuz	100.00%
TANZANIA
KIBO BREWERIES LTD PRIVATE COMPANY – Uhuru Street, Plot No 79, Block AA, Mchikichini, Ilala District – Dar es Salaam 1	36.00%
UGANDA
NILE BREWERIES LTD – Plot M90 Yusuf Lule Roa, Njeru, Jinja – Eastern Uganda	61.64%

1	The company is consolidated due to the group’s majority shareholdings and ability to control the operations

Name and registered office of fully consolidated companies	% of economic interest as at 31 December 2020

UNITED KINGDOM
ABI SAB GROUP HOLDING LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN	100.00%
ABI UK HOLDINGS 1 LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN	100.00%
AB INBEV UK LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN	100.00%
AB INBEV HOLDINGS LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN	100.00%
AB INBEV INTERNATIONAL BRANDS LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN	100.00%
ZX VENTURES LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN	100.00%
UNITED STATES
ANHEUSER-BUSCH COMPANIES, LLC. - One Busch Place - St. Louis, MO 63118	100.00%
ANHEUSER-BUSCH INTERNATIONAL, INC. - One Busch Place - St. Louis, MO 63118	100.00%
ANHEUSER-BUSCH PACKAGING GROUP, INC. - One Busch Place - St. Louis, MO 63118	100.00%
ANHEUSER-BUSCH, LLC – One Busch Place, St. Louis, Mo. 63118	100.00%
ANHEUSER-BUSCH NORTH AMERICAN HOLDING CORPORATION - C/O THE CORPORATION TRUST COMPANY INC. - 1209 Orange Street - DE 19801 – Wilmington	100.00%
METAL CONTAINER CORPORATION, INC. – One Busch Place, St. Louis, Mo. 63118	50.10%
URUGUAY
CERVECERIA Y MALTERIA PAYSANDU S.A. - Cesar Cortinas, 2037 - C.P. 11500 – Montevideo	61.79%
VIETNAM
ANHEUSER-BUSCH INBEV VIETNAM BREWERY COMPANY LIMITED/No.2 VSIP II-A, Street no. 28, Vietnam - Singapore II-A Industrial Park, Tan Uyen District, Binh Duong Province	87.22%
ZAMBIA
ZAMBIAN BREWERIES PLC - Mungwi Road, Plot Number 6438, Lusaka	54.00%
LIST OF MOST IMPORTANT ASSOCIATES AND JOINT VENTURES

Name and registered office of associates and joint ventures	% of economic interest as at 31 December 2020

FRANCE
SOCIÉTÉ DES BRASSERIES ET GLACIÈRES INTERNATIONALES SA - 49 Rue François 1er, Paris	20.00%
GIBRALTAR
BIH BRASSERIES INTERNATIONALES HOLDING LTD - CC Building, 10th Floor, Main Street	20.00%
BIH BRASSERIES INTERNATIONALES HOLDING (ANGOLA) LTD - Suite 10/3, International Commercial Centre, 2A Main Street	27.00%
TURKEY
ANADOLU EFES BIRACILIK VE MALT SANAYII AS - Bahçelievler Mahallesi, Sehit Ibrahim Koparir Caddesi No. 4, Bahçelievler Istanbul	24.00%
ZIMBABWE
DELTA CORPORATION LTD - Sable house, P.O. Box BW 343, Northridge Close, Borrowdale, Harare	25.39%
RUSSIA
AB INBEV EFES - 28 Moscovskaya Street, Moscow region - 141607 – Klin	50.00%